Information about Stock Options Outstanding (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 6.16	$ 11.00	$ 10.88	$ 14.78
Options outstanding, No. of Shares	49
Option currently exercisable, Exercise price	$ 6.16	$ 11.05	$ 10.97
Option currently exercisable, No. of Shares	49
Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	8
Options outstanding, Weighted average remaining contractual life	3 years 8 months 4 days
Option currently exercisable, No. of Shares	8
Range One | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	$ 5
Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	41
Options outstanding, Weighted average remaining contractual life	2 years 4 months 9 days
Option currently exercisable, No. of Shares	41
Range Two | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	5
Range Two | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	50
Option currently exercisable, Exercise price	50
Range Three | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	50
Option currently exercisable, Exercise price	50
Range Three | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	100
Option currently exercisable, Exercise price	$ 100